Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
Summary of significant accounting policies

3                                         Summary of significant accounting policies

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired in business combinations, income tax valuation allowances, employee post retirement benefits and other similar evaluations. Actual results could differ from those estimated.

a)                                      Basis of presentation

We have prepared our consolidated financial statements in accordance with United States generally accepted accounting principles (“US GAAP”), which differ in certain respects from the accounting practices adopted in Brazil (“BR GAAP”), compliant with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”), which are the basis for our statutory financial statements.

Our consolidated interim financial statements for the three-month periods ended December 31, 2011, September 30, 2011 and December 31, 2010 presented herein are unaudited. However, in our opinion, such consolidated financial statements include all adjustments necessary for a fair statement of the results for these periods.

The Brazilian Real is the parent Company’s functional currency. We have selected the US dollar as our reporting currency.

In 2011, based on entity business assessment, the subsidiary Vale International had its functional currency changed from Brazilian Real to US dollar. This change did not cause significant effects in the financial statements presented.

All assets and liabilities have been translated to US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate).  All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account (“CTA”) in stockholders’ equity.

The results of operations and financial position of our entities that have a functional currency other than the US dollar, have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders’ equity.

The exchange rates used to translate the assets and liabilities of the Brazilian operations at December 31, 2011 and 2010, were R$1.8683 and R$1.6662, respectively.

The net transaction gain (loss) included in our statement of income (“Foreign exchange and indexation gains (losses), net”) was US$ (1,382), US$102 and US$665 in the years ended December 31, 2011, 2010 and 2009, respectively.

b)                                      Information by Segment and Geographic Area

The company discloses information by consolidated operational business segment and revenues by consolidated geographic area, in accordance with the principles and concepts used by decision makers in evaluating performance.
The information is analyzed by segment as follows:

Bulk Material - includes the extraction of iron ore and pellet production and transport systems of North, South and Southeast, including railroads, ports and terminals, related to mining operations. The manganese ore and ferroalloys are also included in this segment.

Basic metals — comprises the production of non-ferrous minerals, including nickel operations (co-products and byproducts), copper and aluminum - includes the trading of aluminum, alumina refining and aluminum smelting metals and investments in joint ventures and associated bauxite mining.

Fertilizers — comprises three major groups of nutrients: potash, phosphate and nitrogen. This business is being formed through a combination of acquisitions and organic growth. This is a new business reported in 2010.

Logistic services — includes our system of cargo transportation for third parties divided into rail transport, port and shipping services.

Others - comprises our investments in joint ventures and associate in other businesses.

c)                                      Cash equivalents and short-term investments

Cash flows from overnight investments and fundings are reported net.  Short-term investments that have a ready market and original maturities of 90 days or less are classified as “Cash equivalents”. The remaining investments, between 91 day and 360 day maturities are stated at fair value and presented as “Short-term investments”.

d)                                      Non-current assets and liabilities

Assets and liabilities that are realizable or due more than 12 months after the balance sheet date are classified as non-current.

e)                                      Inventories

Inventories are recorded at the average cost of purchase or production, reduced to market value (net realizable value less a reasonable margin) when lower. Stockpiled inventories are accounted as processed when they are removed from the mine. The cost of finished goods is comprised of depreciation and all direct costs necessary to convert stockpiled inventories into finished goods.

We classify proven and probable reserve quantities attributable to stockpiled inventories as inventories. These reserve quantities are not included in the total proven and probable reserve quantities used in the units of production, depreciation, depletion and amortization calculations.

We periodically assess our inventories to identify obsolete or slow-moving inventories and, if needed, we recognize definitive allowances for them.

f)                                        Removal of waste materials to access mineral deposits

Stripping costs (the costs associated with the removal of overburdened and other waste materials) incurred during the development of a mine, before production takes place, are capitalized as part of the depreciable cost of developing the property. Such costs are subsequently amortized during the useful life of the mine based on proven and probable reserves.

Post-production stripping costs are included in the cost of the inventory produced (that is extracted), at each mine individually during the period that stripping costs are incurred.

g)                                     Property, plant and equipment and intangible assets

Property, plant and equipment are recorded at cost, including interest cost incurred during the construction of major new facilities. We compute depreciation on the straight-line method at annual average rates which take into consideration the useful lives of the assets, as follows: 3.73% for railroads, 1.5% for buildings, 4.23% for installations and 7.73% for other equipment. Expenditures for maintenance and repairs are charged to operating costs and expenses as incurred.

We capitalize the costs of developing major new ore bodies or expanding the capacity of operating mines and amortize these to operations on the unit-of-production method based on the total probable and proven quantity of ore to be recovered.  Exploration costs are expensed.  Once the economic viability of mining activities is established, subsequent development costs are capitalized.

Separately acquired intangible assets are shown at historical cost. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. All our intangible assets have definite useful lives and are carried at cost less accumulated amortization, which is calculated using the straight-line method over their estimated useful lives.

h)                                     Business combinations

We apply accounting for business combinations to record acquisitions of interests in other companies. The “purchase method”, requires that we reasonably determine the fair value of the identifiable tangible and intangible assets and liabilities assumed of acquired companies and segregate goodwill as an intangible asset.

We assign goodwill to reporting units and test each reporting unit’s goodwill for impairment at least annually, and whenever circumstances indicating that recognized goodwill may not be fully recovered are identified.  We perform the annual goodwill impairment tests during the last quarter of each year.

Goodwill is reviewed for impairment utilizing a two step process.  In the first step, we compare a reporting unit’s fair value with its carrying amount to identify any potential goodwill impairment loss.  If the carrying amount of a reporting unit exceeds the unit’s fair value, based on a discounted cash flow analysis, we carry out the second step of the impairment test, measuring and recording the amount, if any, of the unit’s goodwill impairment loss.

i)                                        Impairment of long-lived assets

All long-lived assets are tested to determine if they are recoverable from operating earnings on an undiscounted cash flow basis over their useful lives whenever events or changes in circumstance indicate that the carrying value may not be recoverable.

When we determine that the carrying value of long-lived assets and definite-life intangible assets may not be recoverable, we measure any impairment loss based on a projected discounted cash flow method using a discount rate determined to be commensurate with the inherent risk of our current business model.

j)                                        Available-for-sale equity securities

Equity securities classified as “available-for-sale” are recorded pursuant to accounting for certain investments in debt and equity securities. Accordingly, we classify unrealized holding gains and losses, net of taxes, as a separate component of stockholders’ equity until realized.

k)                                    Compensated absences

The liability for future compensation for employee vacations is fully accrued as earned.

l)                                        Derivatives and hedging activities

We apply accounting for derivative financial instruments and hedging activities, as amended. This standard requires that we recognize all derivative financial instruments as either assets or liabilities on our balance sheet and measure such instruments at fair value. Changes in the fair value of derivatives are recorded in each period in current earnings or in other comprehensive income, in the latter case depending on whether a transaction is designated as an effective hedge and has been effective during the period.

m)                                  Asset retirement obligations

Our asset retirement obligations consist primarily of estimated closure costs. The initial measurement is recognized as a liability discounted to present value and subsequently accreted through earnings. An asset retirement cost equal to the initial liability is capitalized as part of the related asset’s carrying value and depreciated during the asset’s useful life.

n)                                     Revenues and expenses

Revenues are recognized when title is transferred to the customer or services are rendered. Revenue from exported products is recognized when such products are loaded on board the ship.  Revenues from products sold in the domestic market are recognized when delivery is made to the customer.  Revenues from logistic services are recognized when the service order is fulfilled. Expenses and costs are recognized on the accrual basis.

o)                                      Income taxes

The deferred tax effects of tax loss carryforwards and temporary differences are recognized pursuant to accounting for income taxes. A valuation allowance is made when we believe that it is more likely than not that tax assets will not be fully recovered in the future.

p)                                      Earnings per share

Earnings per share are computed by dividing net income by the weighted average number of common and preferred shares outstanding during the period.

q)                                      Interest attributed to stockholders’ equity (dividend)

Brazilian corporations are permitted to distribute interest attributable to stockholders’ equity. The calculation is based on the stockholders’ equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the long-term interest rate (TJLP) determined by the Brazilian Central Bank. Also, such interest may not exceed 50% of net income for the year nor 50% of retained earnings plus revenue reserves as determined by “Brazilian GAAP”.

The notional interest charge is tax deductible in Brazil. The benefit to us, as opposed to making a dividend payment, is a reduction in our income tax charge. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders’ equity is considered as part of the annual minimum mandatory dividend (Note 17). This notional interest distribution is treated for accounting purposes as a deduction from stockholders’ equity in a manner similar to a dividend and the tax credit recorded in income.

r)                                      Pension and other post retirement benefits

We sponsor private pensions and other post retirement benefits for our employees which are actuarially determined and recognized as an asset or liability or both depending on the funded or unfunded status of each plan in accordance with “employees´ accounting for defined benefit pension and other post retirement plans”. The cost of our defined benefit and prior service costs or credits that arise during the period and are not components of net periodic benefit costs are recorded in other cumulative comprehensive income (deficit).